Accrued and Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Accrued Liabilities, Current [Abstract]
Payroll and related accruals	$ 103,851	$ 85,579
Deferred revenue	79,423	70,827
Other liabilities	73,365	82,671
Accrued expenses	57,343	51,673
Income taxes payable	39,717	24,946
Operating lease liabilities	28,837	24,335
Fair value of derivative instruments	20,173	13,753
Accrued contingent consideration and milestone payments	16,153	20,650
Accrued interest on long-term debt	13,796	10,554
Accrued royalties	6,113	5,098
Cash collateral	710	16,790
Total accrued and other current liabilities	$ 439,481	$ 406,876